Interest Expense, Net - Interest Expense, Net Consisted (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments Debt And Equity Securities [Abstract]
Income	$ 18	$ 41	$ 21
Expense	(23)	(76)	(46)
Total	$ (5)	$ (35)	$ (25)